Segment Information - Summary Revenue from External Customers by Country (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Geographical Areas [Line Items]
Revenue	₩ 286,770	₩ 141,623	₩ 51,396
Mobile Games and Applications
Disclosure Of Geographical Areas [Line Items]
Revenue	239,489	82,624	12,041
Korea
Disclosure Of Geographical Areas [Line Items]
Revenue	80,814	28,708	14,770
Korea | Mobile Games and Applications
Disclosure Of Geographical Areas [Line Items]
Revenue	65,963	17,158	6,506
Taiwan
Disclosure Of Geographical Areas [Line Items]
Revenue	98,210	76,121	16,517
Taiwan | Mobile Games and Applications
Disclosure Of Geographical Areas [Line Items]
Revenue	83,770	49,644	1,203
Japan
Disclosure Of Geographical Areas [Line Items]
Revenue	9,767	9,491	9,274
United States of America
Disclosure Of Geographical Areas [Line Items]
Revenue	10,572	7,774	5,130
United States of America | Mobile Games and Applications
Disclosure Of Geographical Areas [Line Items]
Revenue	6,736	2,634	1,204
Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	43,846	6,569	2,262
Thailand | Mobile Games and Applications
Disclosure Of Geographical Areas [Line Items]
Revenue	42,159	4,274	3
Philippines
Disclosure Of Geographical Areas [Line Items]
Revenue	15,539	883
Philippines | Mobile Games and Applications
Disclosure Of Geographical Areas [Line Items]
Revenue	14,189
Others
Disclosure Of Geographical Areas [Line Items]
Revenue	18,663	11,002	3,333
Others | Mobile Games and Applications
Disclosure Of Geographical Areas [Line Items]
Revenue	14,958	4,702	1,027
IDAHO
Disclosure Of Geographical Areas [Line Items]
Revenue	9,359	1,075	110
IDAHO | Mobile Games and Applications
Disclosure Of Geographical Areas [Line Items]
Revenue	8,850	364
China | Mobile Games and Applications
Disclosure Of Geographical Areas [Line Items]
Revenue	₩ 2,864	₩ 3,848	₩ 2,098